Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three (Detail) (Marketable Securities - Debt and Equity Securities, Available-for-sale Securities, USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Marketable Securities - Debt and Equity Securities | Available-for-sale Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ 3,939	$ 4,292
Total gains or (losses) (realized/unrealized) included in earnings		985
Total gains or (losses) (realized/unrealized)included in other comprehensive income	805	1,212
Sale		(2,550)
Balance at end of year	4,744	3,939
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$ 0	$ 0